Summary of Significant Accounting Policies	4 Months Ended
Sep. 30, 2018
Successor [Member]
Summary of Significant Accounting Policies

3.	Summary of significant accounting policies

Consolidation

The Company consolidates entities in which the Company has a majority voting interest and entities that meet the criteria for variable interest entities for which the Company is deemed to be the primary beneficiary for accounting purposes. The Company eliminates intercompany transactions and accounts in consolidation. The Company applies the equity method of accounting for an investment in an entity if it has the ability to exercise significant influence over the entity that (a) does not meet the variable interest entity criteria or (b) meets the variable interest entity criteria, but for which the Company is not deemed to be the primary beneficiary. The Company applies the cost method of accounting for an investment in an entity if it does not have the ability to exercise significant influence over the unconsolidated entity. The Company separately presents within equity on the consolidated balance sheets the ownership interests attributable to parties with non-controlling interests in our consolidated subsidiaries, and separately presents net income attributable to such parties on the consolidated statements of operations.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Income taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740 “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial accounting and tax basis of assets and liabilities that will result in future deductible or taxable amounts, based on enacted tax laws and rates applicable to the periods in which the deductible or taxable temporary differences are expected to affect taxable income. Valuation allowances are established when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

ASC Topic 740 prescribes a recognition and measurement threshold for evaluating tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position, based solely on the technical merits, must be more-likely-than-not to be sustained upon examination by taxing authorities. The Subsidiaries operate in multiple tax jurisdictions in the Middle East, North Africa and Asia. The Company has provided for income taxes based on enacted tax laws and tax rates in effect in the foreign countries where the Company operates and earns income. The income taxes in these jurisdictions vary substantially. The Company engages in transactions in which the tax consequences may be subject to uncertainty and examination by the varying taxing authorities. Significant judgment is required by the Company’s management in assessing and estimating the tax consequences of these transactions. While the Company prepares tax returns based on interpretations of tax laws and regulations, in the normal course of business the tax returns may be subject to examination by the various taxing authorities. Such examinations may result in future assessments of additional tax, interest and penalties. For purposes of the Company’s income tax provision, a tax benefit is not recognized if the tax position is not more likely than not to be sustained based solely on its technical merits. Considerable judgment is involved in determining which tax positions are more likely than not to be sustained. The Company’s management has not completed its review of unrecognized tax benefits at the Subsidiaries related to the Business Combination.

Net income per ordinary share

Basic income per ordinary share was computed by dividing basic net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding. Diluted income per ordinary share was computed by dividing diluted net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding plus dilutive potential ordinary shares, if any. Dilutive potential ordinary shares include outstanding warrants or other contracts to issue ordinary stock and are determined by applying the treasury stock method or if-converted method, as applicable, if dilutive.

Concentration of credit risk

The Company’s assets that are exposed to concentrations of credit risk consist primarily of cash and receivables from customers. The Company places its cash with financial institutions and limits the amount of credit exposure with any one of them. The Company regularly evaluates the creditworthiness of the issuers in which it invests. The Company minimizes this credit risk by entering into transactions with high-quality counterparties, limiting the exposure to each counterparty and monitoring the financial condition of its counterparties.

Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, loans and borrowings, contingent payment and an embedded derivative. Other than the embedded derivative and contingent consideration, the fair value of the Company’s financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying condensed consolidated balance sheet, primarily due to their short-term nature.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities.

●	Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Accounts receivable and allowance for doubtful accounts

Trade accounts receivable are recorded at the invoiced amount. No interest is charged on past-due balances. The Company grants credit to customers based upon an evaluation of each customer’s financial condition. The Company periodically monitors the payment history and ongoing creditworthiness of customers. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowances management considers historical losses adjusted to take into account current market conditions and the customer’s financial conditions, the amount of receivable in dispute, current receivables ageing and current payment patterns. Significant accounts receivable balances and balances that have been outstanding greater than 90 days are reviewed for collectability. Account balances, when determined to be uncollectable, are charged against the allowance.

Service inventories

The Company’s service inventory consists of spare parts, chemicals and raw materials to support ongoing operations which are held for the purpose of service contracts and are measured at the lower of cost or net realizable value. The cost is based on the weighted average cost principle and includes expenditures incurred in acquiring the service inventories. Net realizable value is the estimated selling price less estimated costs of completion and selling expenses incurred in the ordinary course of business.

The Company determines reserves for service inventory based on historical usage of inventory on-hand, assumptions about future demand and market conditions and estimates about potential alternative uses, which are limited.

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. The cost of ordinary maintenance and repair is charged to operating expense, while replacement of critical components and major improvements that extend the life of the related asset are capitalized. Capital work in progress mainly represents costs incurred on drilling rigs and equipment that are in transit at the reporting date. No depreciation is charged to capital work in progress. Depreciation of property, plant and equipment is calculated using the straight-line method over the asset’s estimated useful life as follows:

Buildings and leasehold improvements	5 to 25 years or the estimated lease period, whichever is shorter
Drilling rigs, plant and equipment	3 to 15 years
Furniture and fixtures	5 years
Office equipment and tools	3 to 6 years
Vehicles and cranes	5 to 8 years

Property, plant and equipment is reviewed for impairment on an annual basis or whenever events or changes in circumstances indicate the carrying value of an asset or asset group may not be recoverable. Events or circumstances that may indicate include, but are not limited to, matters such as a significant decline in market value or a significant change in business climate (“triggering events”). An impairment loss is recognized when the carrying value of an asset exceeds the estimated undiscounted future cash flows from the use of the asset and its eventual disposition.

The amount of impairment loss recognized is the excess of the asset’s carrying value over its fair value. In determining the fair market value of the assets, the Company considers market trends and recent transactions involving sales of similar assets, or when not available, discounted cash flow analysis. The Company has not recorded any impairment charges of property, plant and equipment in the accompanying consolidated statement of operations for any of the periods presented.

Assets to be disposed of are reported at the lower of the carrying value or the fair value less cost to sell. Upon sale or other disposition of an asset, the Company recognizes a gain or loss on disposal measured as the difference between the net carrying value of the asset and the net proceeds received.

Goodwill

Goodwill is the excess cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination.

Goodwill is evaluated for impairment on an annual basis, or more frequently if circumstances require. The Company performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount. If the Company determines, as a result of its qualitative assessment, that it is not more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, no further testing is required. If the Company determines, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, a goodwill impairment assessment is performed using a two-step, fair-value based test. Under the first step, goodwill is reviewed for impairment by comparing the carrying value of the reporting unit’s net assets (including allocated goodwill) to the fair value of the reporting unit. The fair value of the reporting units is determined using a discounted cash flow approach. Determining the fair value of a reporting unit requires judgment and the use of significant estimates and assumptions. Such estimates and assumptions include revenue growth rates, discount rates, operating margins, weighted average costs of capital, market share and future market conditions, among others. If the reporting unit’s carrying value is greater than its fair value, a second step is performed whereby the implied fair value of goodwill is estimated by allocating the fair value of the reporting unit in a hypothetical purchase price allocation analysis. If the amount of goodwill resulting from this hypothetical purchase price allocation is less than the carrying value of the reporting unit’s goodwill, the recorded carrying value of goodwill is written down to the implied fair value. The Company has not recorded any impairment charge for goodwill in the accompanying consolidated statement of operations for any of the periods presented.

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The Company’s intangible assets with finite lives consist of customer contracts, trademarks and trade names and software. The cost of intangible assets with finite lives is amortized over the estimated period of economic benefit, ranging from five to nine years. Asset lives are adjusted whenever there is a change in the estimated period of economic benefit. No residual value has been assigned to these intangible assets.

Intangible assets with finite lives are tested for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. These conditions may include a change in the extent or manner in which the asset is being used or a change in future operations. The Company assesses the recoverability of the carrying amount by preparing estimates of future revenue, margins and cash flows. If the sum of expected future cash flows (undiscounted) is less than the carrying amount, an impairment loss is recognized. The impairment loss recognized is the amount by which the carrying amount exceeds the fair value. Fair value of these assets may be determined by a variety of methodologies, including discounted cash flow models.

Commitments and contingencies

The Company accrues for costs relating to litigation claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. In circumstances where the most likely outcome of a contingency can be reasonably estimated, the Company accrues a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than others, the low end of the range is accrued. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to contingent liabilities are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous judgments with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Revenue recognition

The Company’s revenues are generated principally from providing services and related equipment as well as renting tools and equipment.

Revenues associated with services are recognized when the services are rendered and collectability is reasonably assured. Revenues from services and equipment are based on fixed or determinable priced purchase orders or contracts with the customer and do not include the right of return. Rates for services and equipment are priced on a per day, per unit of measure, per man hour or similar basis. Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the condensed consolidated statements of operations. Services performed but not billed at the end of the reporting period are classified as unbilled revenues. Unbilled revenues for services performed are calculated based on the rates stated in the purchase orders or contracts with the customers. Unbilled revenues are typically billed within one to six months depending on the nature of customer contract.

Revenue associated with the rental of tools and equipment is recorded on the basis of daily hire rates applicable under the relevant agreement on a straight-line basis.

Segment information

An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses and about which separate financial information is regularly evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources. Similar operating segments can be aggregated into a single operating segment if the businesses are similar. Management has determined that the Company has two operating segments and two reportable segments, which reflects the manner in which the CODM operates the Company. The Company’s CODM is its Chief Executive Officer.

Stock-based compensation arrangements

The Company recognizes all employee stock-based compensation as a cost in the condensed consolidated interim financial statements. Equity-classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model and estimates the number of forfeitures expected to occur. The Company’s estimates may be impacted by certain variables including, but not limited to, stock price volatility, employee stock option exercise behaviors, additional stock option grants, estimates of forfeitures, the Company’s performance, and related tax impacts. The Company has a long-term incentive plan that has been approved by the board of directors and shareholders.

Derivative financial instruments

The Company evaluates all of its financial instruments, including stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as an embedded derivative. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as other income (expense).

Recent accounting pronouncements

As an emerging growth company, the Company has elected the option to defer the effective date for adoption of new or revised accounting guidance. This option allows the Company to adopt new guidance on the effective date for entities that are not public business entities.

Recently issued accounting standards not yet adopted

On August 28, 2018 the Financial Accounting Standards Board (FASB), issued Accounting Standards Update (ASU) No 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820. The amendments in ASU No. 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

On August 6, 2018 the FASB issued ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements”. This ASU is intended to reduce costs and ease implementation of the leases standard for financial statement preparers. ASU 2018-11 provides a new transition method and a practical expedient for separating components of a contract. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, the amendments in ASU 2018-11 provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606). This update is effective for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” ASU 2018-07 expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

On February 14, 2018, the FASB issued ASU No. 2018-02, “Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (AOCI).” These amendments provide an option to reclassify stranded tax effects with AOCI to retained earnings in each period in which the effect of the change in the U.S. federal corporate tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The ASU requires financial statement disclosures that indicate a description of the accounting policy for releasing income tax effects from AOCI; whether there is an election to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act and information about the other income tax effects are reclassified. These amendments affect any organization that is required to apply the provisions of Topic 220, Income Statement-Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by U.S. GAAP. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-07, “Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”, which amends the presentation of net periodic pension and postretirement benefit cost (“net benefit cost”). The service cost component of net benefit cost will be bifurcated and presented with other employee compensation costs, while other components of net benefit costs will be presented separately outside of income from operations. The standard is required to be applied on a retrospective basis and will be for annual periods beginning after December 15, 2018, and interim periods within those fiscal years. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 “Simplifying the Test for Goodwill.” The update amends Accounting Standard Codification No. 350 Intangibles - Goodwill and Other, provides guidance that simplifies the accounting for goodwill impairment for all entities by requiring impairment charges to be based on the first step in today’s two-step impairment test under accounting topic 350. The amendments in this update will be applied prospectively and is effective for annual and interim impairment tests performed in periods beginning after December 15, 2021. The Company does not expect the adoption of this standard to have an impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, “Clarifying the Definition of a Business”. This standard clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of asset or business. This update is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years and should be applied prospectively. Early adoption is allowed for transactions that occurred before the issuance date or effective date of the amendments only when the transaction has not been reported in the financial statements previously issued. The Company does not expect the adoption of this standard to have an impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15 “Classification of Certain Cash Receipts and Cash Payments”. This update amends Accounting Standard Codification Topic No. 230 “Statement of Cash Flows” and provides guidance and clarification on presentation of certain cash flow issues. This update will be effective for the Company for its fiscal year beginning after December 15, 2018, and for interim periods within those fiscal years. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments”. The new standard amends the impairment model for trade receivables, net investments in leases, debt securities, loans and certain other instruments to utilize an expected loss methodology in place of the currently used incurred loss methodology. This pronouncement is effective for annual periods beginning after December 15, 2020, including interim periods within those annual periods. Early adoption will be permitted for annual periods beginning after December 15, 2018. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09 “Improvements to Employee Share-Based Payment Accounting”. This update requires that entities record all of the tax effects related to share-based payments at settlement (or expiration) through the income statement. This update will be effective for the Company for its fiscal year beginning after December 15, 2017 and for interim periods within those annual periods. The Company does not expect the adoption of this standard will have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases”, a new standard on accounting for leases. This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This update is effective for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This update requires equity investments that do not result in consolidation and are not accounted for under the equity method to be measured at fair value with changes recognized in net income. However, an entity may elect to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. This update is effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which outlines a single comprehensive model for entities to use in accounting for revenue. ASU 2014-09 supersedes the revenue recognition requirements in FASB ASC Topic 605, “Revenue Recognition,” and most industry-specific guidance. ASU 2014-09 sets forth a five-step model for determining when and how revenue is recognized. Under the model, an entity will be required to recognize revenue to depict the transfer of goods or services to a customer at an amount reflecting the consideration it expects to receive in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers” (“ASU 2015-14”), which deferred the effective date of ASU 2014-09 for all entities by one year and is effective for the Company’s fiscal year beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently analyzing the provisions of the pronouncement and assessing the impact of the new standard on revenue contracts and expects to complete its evaluation by the fourth quarter of fiscal 2018.